Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2025 Fund*

Shares	Description	Value (†)
Common Stocks — 34.8% of Net Assets
	Aerospace & Defense — 0.8%
57	AAR Corp.(a)	$3,047
2	Axon Enterprise, Inc.(a)	1,227
146	Boeing Co.(a)	26,753
27	General Electric Co.	5,442
10	L3Harris Technologies, Inc.	2,200
9	Lockheed Martin Corp.	4,300
18	Moog, Inc., Class A	3,010
3	Northrop Grumman Corp.	1,459
40	RTX Corp.	5,045
24	Woodward, Inc.	4,502
		56,985
	Air Freight & Logistics — 0.2%
67	Expeditors International of Washington, Inc.	7,364
8	FedEx Corp.	1,683
48	GXO Logistics, Inc.(a)	1,739
13	United Parcel Service, Inc., Class B	1,239
		12,025
	Automobile Components — 0.3%
180	BorgWarner, Inc.	5,108
147	Magna International, Inc.	5,110
319	Mobileye Global, Inc., Class A(a)	4,651
45	Visteon Corp.(a)	3,564
		18,433
	Automobiles — 0.9%
424	General Motors Co.	19,182
165	Tesla, Inc.(a)	46,556
23	Thor Industries, Inc.	1,666
		67,404
	Banks — 1.7%
96	Ameris Bancorp	5,626
160	Atlantic Union Bankshares Corp.	4,432
182	Banc of California, Inc.	2,453
506	Bank of America Corp.	20,179
317	Citigroup, Inc.	21,676
22	Citizens Financial Group, Inc.	812
55	East West Bancorp, Inc.	4,705
7	First Citizens BancShares, Inc., Class A	12,454
302	First Financial Bancorp	6,991
290	Fulton Financial Corp.	4,837
46	JPMorgan Chase & Co.	11,253
25	PNC Financial Services Group, Inc.	4,017
69	SouthState Corp.	5,988
32	Truist Financial Corp.	1,227
41	U.S. Bancorp	1,654
92	Webster Financial Corp.	4,352
167	Wells Fargo & Co.	11,859
		124,515
	Beverages — 0.8%
14	Boston Beer Co., Inc., Class A(a)	3,441
99	Coca-Cola Co.	7,182
37	Constellation Brands, Inc., Class A	6,939
333	Keurig Dr. Pepper, Inc.	11,519
357	Monster Beverage Corp.(a)	21,463
43	PepsiCo, Inc.	5,830
		56,374
	Biotechnology — 0.8%
31	AbbVie, Inc.	6,048
59	Alnylam Pharmaceuticals, Inc.(a)	15,531
6	Amgen, Inc.	1,746
Shares	Description	Value (†)
	Biotechnology — continued
48	BioMarin Pharmaceutical, Inc.(a)	$3,057
67	CRISPR Therapeutics AG(a)	2,591
41	Gilead Sciences, Inc.	4,368
48	Halozyme Therapeutics, Inc.(a)	2,948
21	Incyte Corp.(a)	1,316
27	Neurocrine Biosciences, Inc.(a)	2,908
20	Regeneron Pharmaceuticals, Inc.	11,975
8	United Therapeutics Corp.(a)	2,425
3	Vertex Pharmaceuticals, Inc.(a)	1,528
		56,441
	Broadline Retail — 1.1%
39	Alibaba Group Holding Ltd., ADR	4,658
387	Amazon.com, Inc.(a)	71,370
23	eBay, Inc.	1,568
22	Ollie's Bargain Outlet Holdings, Inc.(a)	2,334
		79,930
	Building Products — 0.4%
12	Carlisle Cos., Inc.	4,554
28	Carrier Global Corp.	1,751
150	Fortune Brands Innovations, Inc.	8,073
113	Masco Corp.	6,849
30	Owens Corning	4,362
32	Trex Co., Inc.(a)	1,850
		27,439
	Capital Markets — 2.1%
151	Bank of New York Mellon Corp.	12,142
7	BlackRock, Inc.	6,400
259	Carlyle Group, Inc.	10,008
12	Cboe Global Markets, Inc.	2,662
289	Charles Schwab Corp.	23,525
20	CME Group, Inc.	5,542
16	FactSet Research Systems, Inc.	6,916
6	Goldman Sachs Group, Inc.	3,285
120	Intercontinental Exchange, Inc.	20,156
78	Janus Henderson Group PLC	2,590
14	KKR & Co., Inc.	1,600
17	Morgan Stanley	1,962
13	MSCI, Inc.	7,086
151	Nasdaq, Inc.	11,508
8	Northern Trust Corp.	752
10	S&P Global, Inc.	5,000
102	SEI Investments Co.	7,986
155	State Street Corp.	13,655
57	Stifel Financial Corp.	4,884
9	T. Rowe Price Group, Inc.	797
		148,456
	Chemicals — 0.5%
7	Air Products & Chemicals, Inc.	1,898
49	Celanese Corp.	2,181
154	Corteva, Inc.	9,546
13	DuPont de Nemours, Inc.	858
16	Ecolab, Inc.	4,023
46	HB Fuller Co.	2,486
33	Innospec, Inc.	2,953
13	Linde PLC	5,892
39	Minerals Technologies, Inc.	2,012
5	Sherwin-Williams Co.	1,764
48	Stepan Co.	2,427
		36,040
	Commercial Services & Supplies — 0.1%
22	MSA Safety, Inc.	3,463

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
47	RB Global, Inc.	$4,733
7	Waste Management, Inc.	1,634
		9,830
	Communications Equipment — 0.1%
14	Arista Networks, Inc.(a)	1,152
42	Ciena Corp.(a)	2,821
13	F5, Inc.(a)	3,441
		7,414
	Construction & Engineering — 0.2%
40	AECOM	3,946
10	Comfort Systems USA, Inc.	3,975
11	EMCOR Group, Inc.	4,408
6	Quanta Services, Inc.	1,756
		14,085
	Construction Materials — 0.1%
5	Martin Marietta Materials, Inc.	2,620
12	Vulcan Materials Co.	3,148
		5,768
	Consumer Finance — 0.5%
464	Ally Financial, Inc.	15,154
9	American Express Co.	2,398
86	Capital One Financial Corp.	15,502
		33,054
	Consumer Staples Distribution & Retail — 0.5%
43	BJ's Wholesale Club Holdings, Inc.(a)	5,055
10	Casey's General Stores, Inc.	4,626
5	Costco Wholesale Corp.	4,973
92	Kroger Co.	6,643
32	Sprouts Farmers Market, Inc.(a)	5,472
10	Target Corp.	967
84	Walmart, Inc.	8,169
		35,905
	Containers & Packaging — 0.1%
43	Crown Holdings, Inc.	4,142
70	Sonoco Products Co.	2,870
		7,012
	Distributors — 0.1%
58	Genuine Parts Co.	6,818
	Diversified Consumer Services — 0.1%
7	Duolingo, Inc.(a)	2,726
20	Grand Canyon Education, Inc.(a)	3,567
53	Service Corp. International	4,235
		10,528
	Diversified REITs — 0.0%
127	American Assets Trust, Inc.	2,379
	Diversified Telecommunication Services — 0.2%
309	AT&T, Inc.	8,559
81	Iridium Communications, Inc.	1,955
154	Verizon Communications, Inc.	6,785
		17,299
	Electric Utilities — 0.3%
30	Alliant Energy Corp.	1,831
44	Eversource Energy	2,617
35	Exelon Corp.	1,642
68	FirstEnergy Corp.	2,916
29	IDACORP, Inc.	3,425
141	PPL Corp.	5,146
26	Xcel Energy, Inc.	1,838
		19,415
Shares	Description	Value (†)
	Electrical Equipment — 0.2%
11	Eaton Corp. PLC	$3,238
34	Emerson Electric Co.	3,574
6	GE Vernova, Inc.	2,225
65	nVent Electric PLC	3,569
24	Regal Rexnord Corp.	2,540
		15,146
	Electronic Equipment, Instruments & Components — 0.5%
33	Advanced Energy Industries, Inc.	3,215
28	Amphenol Corp., Class A	2,155
69	Avnet, Inc.	3,242
59	Cognex Corp.	1,611
38	Coherent Corp.(a)	2,444
8	Fabrinet(a)	1,641
95	Flex Ltd.(a)	3,262
177	Knowles Corp.(a)	2,786
11	Littelfuse, Inc.	2,005
85	TE Connectivity PLC	12,442
4	Teledyne Technologies, Inc.(a)	1,864
4	Zebra Technologies Corp., Class A(a)	1,001
		37,668
	Energy Equipment & Services — 0.1%
145	ChampionX Corp.	3,499
201	NOV, Inc.	2,333
43	Schlumberger NV	1,430
		7,262
	Entertainment — 1.1%
9	Electronic Arts, Inc.	1,306
13	Live Nation Entertainment, Inc.(a)	1,722
45	Netflix, Inc.(a)	50,927
8	Take-Two Interactive Software, Inc.(a)	1,867
197	Walt Disney Co.	17,917
858	Warner Bros. Discovery, Inc.(a)	7,439
		81,178
	Financial Services — 1.2%
78	Block, Inc.(a)	4,561
209	Corebridge Financial, Inc.	6,193
112	Equitable Holdings, Inc.	5,538
50	Fiserv, Inc.(a)	9,229
110	Global Payments, Inc.	8,394
7	Jack Henry & Associates, Inc.	1,214
6	Mastercard, Inc., Class A	3,288
235	MGIC Investment Corp.	5,854
91	PayPal Holdings, Inc.(a)	5,991
100	Visa, Inc., Class A	34,550
50	Voya Financial, Inc.	2,960
15	WEX, Inc.(a)	1,956
		89,728
	Food Products — 0.3%
507	B&G Foods, Inc.	3,493
81	General Mills, Inc.	4,596
9	Hershey Co.	1,505
29	Ingredion, Inc.	3,852
27	Kellanova	2,235
123	Kraft Heinz Co.	3,579
23	McCormick & Co., Inc.	1,763
62	Mondelez International, Inc., Class A	4,224
		25,247
	Gas Utilities — 0.2%
20	Atmos Energy Corp.	3,213

Shares	Description	Value (†)
	Gas Utilities — continued
80	New Jersey Resources Corp.	$3,915
49	ONE Gas, Inc.	3,847
		10,975
	Ground Transportation — 0.2%
84	CSX Corp.	2,358
6	Norfolk Southern Corp.	1,344
21	Ryder System, Inc.	2,891
6	Saia, Inc.(a)	1,464
19	Uber Technologies, Inc.(a)	1,539
17	Union Pacific Corp.	3,666
28	XPO, Inc.(a)	2,972
		16,234
	Health Care Equipment & Supplies — 0.7%
3	Align Technology, Inc.(a)	520
176	Baxter International, Inc.	5,486
14	Becton Dickinson & Co.	2,899
15	Edwards Lifesciences Corp.(a)	1,132
137	GE HealthCare Technologies, Inc.	9,635
22	Glaukos Corp.(a)	2,073
24	Hologic, Inc.(a)	1,397
23	Intuitive Surgical, Inc.(a)	11,863
35	Merit Medical Systems, Inc.(a)	3,306
11	Penumbra, Inc.(a)	3,221
5	ResMed, Inc.	1,183
9	STERIS PLC	2,023
14	Stryker Corp.	5,235
13	Zimmer Biomet Holdings, Inc.	1,340
		51,313
	Health Care Providers & Services — 1.0%
20	Cardinal Health, Inc.	2,826
250	Centene Corp.(a)	14,963
7	Chemed Corp.	4,071
12	Cigna Group	4,081
104	CVS Health Corp.	6,938
35	Elevance Health, Inc.	14,720
4	HCA Healthcare, Inc.	1,380
27	HealthEquity, Inc.(a)	2,314
2	Humana, Inc.	524
6	Labcorp Holdings, Inc.	1,446
4	McKesson Corp.	2,851
130	Option Care Health, Inc.(a)	4,200
21	UnitedHealth Group, Inc.	8,640
		68,954
	Health Care REITs — 0.1%
39	Welltower, Inc.	5,951
	Health Care Technology — 0.4%
303	Doximity, Inc., Class A(a)	17,235
51	Veeva Systems, Inc., Class A(a)	11,918
		29,153
	Hotel & Resort REITs — 0.0%
50	Host Hotels & Resorts, Inc.	706
	Hotels, Restaurants & Leisure — 0.8%
112	Airbnb, Inc., Class A(a)	13,655
86	Aramark	2,875
1	Booking Holdings, Inc.	5,099
36	Chipotle Mexican Grill, Inc.(a)	1,819
9	DoorDash, Inc., Class A(a)	1,736
34	Marriott Vacations Worldwide Corp.	1,864
20	McDonald's Corp.	6,393
139	Starbucks Corp.	11,127
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
72	Travel & Leisure Co.	$3,163
9	Wingstop, Inc.	2,375
110	Yum China Holdings, Inc.	4,764
35	Yum! Brands, Inc.	5,265
		60,135
	Household Durables — 0.2%
70	KB Home	3,782
42	Meritage Homes Corp.	2,862
72	Taylor Morrison Home Corp.(a)	4,129
39	Toll Brothers, Inc.	3,934
		14,707
	Household Products — 0.3%
37	Church & Dwight Co., Inc.	3,676
17	Colgate-Palmolive Co.	1,567
106	Energizer Holdings, Inc.	2,866
85	Procter & Gamble Co.	13,818
		21,927
	Independent Power & Renewable Electricity Producers — 0.0%
102	AES Corp.	1,020
89	Clearway Energy, Inc., Class A	2,434
		3,454
	Industrial Conglomerates — 0.1%
10	3M Co.	1,389
11	Honeywell International, Inc.	2,316
		3,705
	Industrial REITs — 0.1%
18	Prologis, Inc.	1,840
99	Rexford Industrial Realty, Inc.	3,277
		5,117
	Insurance — 1.1%
8	Allstate Corp.	1,587
194	American International Group, Inc.	15,815
20	Arch Capital Group Ltd.	1,814
16	Arthur J Gallagher & Co.	5,131
53	Assured Guaranty Ltd.	4,650
8	Chubb Ltd.	2,289
50	First American Financial Corp.	3,040
31	Hanover Insurance Group, Inc.	5,149
27	Hartford Insurance Group, Inc.	3,312
11	Marsh & McLennan Cos., Inc.	2,480
16	Prudential Financial, Inc.	1,643
60	Reinsurance Group of America, Inc.	11,239
44	Selective Insurance Group, Inc.	3,838
13	Travelers Cos., Inc.	3,434
49	Willis Towers Watson PLC	15,082
		80,503
	Interactive Media & Services — 1.7%
185	Alphabet, Inc., Class A	29,378
261	Alphabet, Inc., Class C	41,992
84	Meta Platforms, Inc., Class A	46,116
82	Yelp, Inc.(a)	2,877
		120,363
	IT Services — 0.4%
16	Accenture PLC, Class A	4,786
42	Cognizant Technology Solutions Corp., Class A	3,090
12	International Business Machines Corp.	2,902
78	Kyndryl Holdings, Inc.(a)	2,529
130	Shopify, Inc., Class A(a)	12,350
		25,657

Shares	Description	Value (†)
	Leisure Products — 0.0%
154	Mattel, Inc.(a)	$2,447
	Life Sciences Tools & Services — 0.4%
10	Agilent Technologies, Inc.	1,076
199	Avantor, Inc.(a)	2,585
8	Bio-Techne Corp.	403
4	Charles River Laboratories International, Inc.(a)	474
13	Danaher Corp.	2,591
79	Illumina, Inc.(a)	6,130
79	IQVIA Holdings, Inc.(a)	12,251
17	Repligen Corp.(a)	2,346
2	West Pharmaceutical Services, Inc.	423
		28,279
	Machinery — 0.7%
24	AGCO Corp.	2,036
46	Deere & Co.	21,324
17	Dover Corp.	2,901
24	Fortive Corp.	1,673
70	Graco, Inc.	5,713
6	Illinois Tool Works, Inc.	1,439
49	ITT, Inc.	6,714
32	Oshkosh Corp.	2,680
27	SPX Technologies, Inc.(a)	3,622
51	Terex Corp.	1,795
31	Toro Co.	2,117
		52,014
	Media — 0.5%
36	Charter Communications, Inc., Class A(a)	14,107
316	Comcast Corp., Class A	10,807
71	Fox Corp., Class B	3,283
86	Interpublic Group of Cos., Inc.	2,160
54	Liberty Broadband Corp., Class C(a)	4,881
43	Omnicom Group, Inc.	3,275
		38,513
	Metals & Mining — 0.2%
69	Alcoa Corp.	1,693
18	Carpenter Technology Corp.	3,521
16	Freeport-McMoRan, Inc.	577
30	Newmont Corp.	1,580
15	Reliance, Inc.	4,323
66	U.S. Steel Corp.	2,885
		14,579
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
240	Annaly Capital Management, Inc.	4,704
	Multi-Utilities — 0.1%
30	Consolidated Edison, Inc.	3,383
12	DTE Energy Co.	1,644
8	WEC Energy Group, Inc.	876
		5,903
	Office REITs — 0.2%
176	COPT Defense Properties	4,595
168	Easterly Government Properties, Inc.	3,389
149	Highwoods Properties, Inc.	4,237
78	Kilroy Realty Corp.	2,458
		14,679
	Oil, Gas & Consumable Fuels — 1.4%
87	Antero Resources Corp.(a)	3,030
386	APA Corp.	5,998
51	Chevron Corp.	6,939
78	CNX Resources Corp.(a)	2,296
194	ConocoPhillips	17,289
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
40	Devon Energy Corp.	$1,216
8	Diamondback Energy, Inc.	1,056
96	EOG Resources, Inc.	10,592
112	Exxon Mobil Corp.	11,831
10	Hess Corp.	1,291
145	Kinder Morgan, Inc.	3,813
69	Marathon Petroleum Corp.	9,481
25	ONEOK, Inc.	2,054
76	Ovintiv, Inc.	2,552
162	Phillips 66	16,858
85	Range Resources Corp.	2,884
10	Valero Energy Corp.	1,161
51	Williams Cos., Inc.	2,987
		103,328
	Passenger Airlines — 0.2%
273	American Airlines Group, Inc.(a)	2,717
275	Delta Air Lines, Inc.	11,448
		14,165
	Personal Care Products — 0.2%
16	Estee Lauder Cos., Inc., Class A	959
420	Kenvue, Inc.	9,912
		10,871
	Pharmaceuticals — 1.0%
68	Bristol-Myers Squibb Co.	3,414
7	Eli Lilly & Co.	6,293
21	Jazz Pharmaceuticals PLC(a)	2,456
79	Johnson & Johnson	12,348
231	Merck & Co., Inc.	19,681
42	Novartis AG, ADR	4,766
133	Novo Nordisk AS, ADR	8,838
165	Pfizer, Inc.	4,028
125	Roche Holding AG, ADR	5,096
20	Zoetis, Inc.	3,128
		70,048
	Professional Services — 0.4%
5	Automatic Data Processing, Inc.	1,503
54	Equifax, Inc.	14,047
48	Exponent, Inc.	3,777
40	Korn Ferry	2,468
13	Leidos Holdings, Inc.	1,913
7	Paychex, Inc.	1,030
16	Paylocity Holding Corp.(a)	3,073
		27,811
	Real Estate Management & Development — 0.2%
84	CBRE Group, Inc., Class A(a)	10,263
8	CoStar Group, Inc.(a)	594
20	Jones Lang LaSalle, Inc.(a)	4,548
		15,405
	Residential REITs — 0.0%
9	AvalonBay Communities, Inc.	1,890
	Retail REITs — 0.1%
291	Brixmor Property Group, Inc.	7,249
	Semiconductors & Semiconductor Equipment — 2.0%
40	Advanced Micro Devices, Inc.(a)	3,894
22	Analog Devices, Inc.	4,288
19	Applied Materials, Inc.	2,864
106	ARM Holdings PLC, ADR(a)	12,089
41	Broadcom, Inc.	7,891
78	Entegris, Inc.	6,171
123	Intel Corp.	2,472

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
20	Lam Research Corp.	$1,433
46	Lattice Semiconductor Corp.(a)	2,251
10	Microchip Technology, Inc.	461
31	Micron Technology, Inc.	2,386
43	MKS Instruments, Inc.	3,016
689	NVIDIA Corp.	75,046
9	ON Semiconductor Corp.(a)	357
17	Onto Innovation, Inc.(a)	2,074
77	QUALCOMM, Inc.	11,431
18	Silicon Laboratories, Inc.(a)	1,832
24	Texas Instruments, Inc.	3,841
		143,797
	Software — 2.6%
8	Adobe, Inc.(a)	3,000
4	ANSYS, Inc.(a)	1,288
64	Autodesk, Inc.(a)	17,552
8	Cadence Design Systems, Inc.(a)	2,382
44	Docusign, Inc.(a)	3,597
84	Dynatrace, Inc.(a)	3,946
35	Guidewire Software, Inc.(a)	7,167
3	Intuit, Inc.	1,882
19	Manhattan Associates, Inc.(a)	3,370
160	Microsoft Corp.	63,242
197	Oracle Corp.	27,722
10	Palo Alto Networks, Inc.(a)	1,869
10	PTC, Inc.(a)	1,550
17	Qualys, Inc.(a)	2,137
10	Roper Technologies, Inc.	5,601
68	Salesforce, Inc.	18,272
4	ServiceNow, Inc.(a)	3,820
14	SPS Commerce, Inc.(a)	2,009
3	Synopsys, Inc.(a)	1,377
4	Tyler Technologies, Inc.(a)	2,173
42	Workday, Inc., Class A(a)	10,290
		184,246
	Specialized REITs — 0.1%
8	American Tower Corp.	1,803
9	Crown Castle, Inc.	952
6	Digital Realty Trust, Inc.	963
2	Equinix, Inc.	1,722
		5,440
	Specialty Retail — 0.5%
10	Asbury Automotive Group, Inc.(a)	2,181
17	Burlington Stores, Inc.(a)	3,826
15	Dick's Sporting Goods, Inc.	2,816
33	Floor & Decor Holdings, Inc., Class A(a)	2,358
85	GameStop Corp., Class A(a)	2,368
19	Home Depot, Inc.	6,849
9	Lithia Motors, Inc.	2,635
11	Lowe's Cos., Inc.	2,459
2	O'Reilly Automotive, Inc.(a)	2,830
12	Ross Stores, Inc.	1,668
47	TJX Cos., Inc.	6,048
		36,038
	Technology Hardware, Storage & Peripherals — 0.8%
247	Apple, Inc.	52,487
68	Hewlett Packard Enterprise Co.	1,103
42	HP, Inc.	1,074
16	NetApp, Inc.	1,436
		56,100
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.3%
19	Crocs, Inc.(a)	$1,832
1	Lululemon Athletica, Inc.(a)	271
175	NIKE, Inc., Class B	9,870
30	PVH Corp.	2,069
6	Ralph Lauren Corp.	1,350
411	Under Armour, Inc., Class A(a)	2,351
111	VF Corp.	1,318
		19,061
	Trading Companies & Distributors — 0.1%
67	Core & Main, Inc., Class A(a)	3,530
11	Watsco, Inc.	5,058
		8,588
	Water Utilities — 0.1%
99	American States Water Co.	8,030
8	American Water Works Co., Inc.	1,176
		9,206
	Wireless Telecommunication Services — 0.0%
97	Telephone & Data Systems, Inc.	3,637
	Total Common Stocks (Identified Cost $2,405,325)	2,506,630

Principal Amount
Bonds and Notes — 19.5%
	Apartment REITs — 0.1%
$9,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,324
	Automotive — 0.5%
14,000	Cummins, Inc., 5.150%, 2/20/2034	14,204
13,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	12,879
4,000	Lear Corp., 4.250%, 5/15/2029	3,892
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,327
		37,302
	Banking — 1.7%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,768
17,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	14,945
15,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	14,503
8,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	8,014
14,000	KeyCorp, MTN, 2.550%, 10/01/2029	12,700
10,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	10,757
8,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	7,825
7,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	6,758
6,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	5,955
14,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	13,715
14,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	14,009
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	6,034
		121,983
	Brokerage — 0.3%
15,000	BlackRock, Inc., 2.400%, 4/30/2030	13,728
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,665
		23,393

Principal Amount	Description	Value (†)
	Building Materials — 0.3%
$7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$6,471
15,000	Owens Corning, 3.950%, 8/15/2029	14,600
		21,071
	Chemicals — 0.2%
17,000	Ecolab, Inc., 2.125%, 2/01/2032	14,498
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,474
		17,972
	Consumer Products — 0.2%
14,000	Kenvue, Inc., 5.050%, 3/22/2053	12,996
5,000	Procter & Gamble Co., 3.000%, 3/25/2030	4,774
		17,770
	Diversified Manufacturing — 0.3%
15,000	Eaton Corp., 4.150%, 3/15/2033	14,407
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,491
		20,898
	Electric — 0.9%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,591
16,000	Entergy Corp., 0.900%, 9/15/2025	15,772
8,000	Exelon Corp., 4.050%, 4/15/2030	7,789
15,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	13,355
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,850
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,182
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,880
		62,419
	Environmental — 0.1%
7,000	Republic Services, Inc., 1.450%, 2/15/2031	5,890
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,197
		8,087
	Finance Companies — 0.2%
7,000	ARES Capital Corp., 3.250%, 7/15/2025	6,978
10,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	9,450
		16,428
	Food & Beverage — 0.9%
8,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	7,161
16,000	Coca-Cola Co., 1.450%, 6/01/2027	15,230
13,000	Kellanova, 4.300%, 5/15/2028	13,031
9,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	8,431
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	7,355
14,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,087
		64,295
	Government Owned - No Guarantee — 0.5%
11,000	Equinor ASA, 3.625%, 4/06/2040	8,959
21,000	Federal National Mortgage Association, 6.625%, 11/15/2030	23,843
		32,802
	Health Care REITs — 0.3%
16,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	15,838
8,000	Welltower OP LLC, 2.800%, 6/01/2031	7,202
		23,040
	Health Insurance — 0.3%
13,000	Elevance Health, Inc., 4.101%, 3/01/2028	12,925
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,422
		23,347
	Healthcare — 0.3%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,983
3,000	CVS Health Corp., 4.300%, 3/25/2028	2,977
Principal Amount	Description	Value (†)
	Healthcare — continued
$7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$6,879
7,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,479
		23,318
	Home Construction — 0.2%
12,000	NVR, Inc., 3.000%, 5/15/2030	11,046
	Integrated Energy — 0.1%
9,000	Shell International Finance BV, 6.375%, 12/15/2038	9,880
	Life Insurance — 0.4%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,149
11,000	Manulife Financial Corp., 3.703%, 3/16/2032	10,256
7,000	MetLife, Inc., 5.375%, 7/15/2033	7,215
9,000	Prudential Financial, Inc., 3.935%, 12/07/2049	6,764
		27,384
	Media Entertainment — 0.2%
6,000	Netflix, Inc., 3.625%, 6/15/2025(b)	5,988
11,000	Netflix, Inc., 4.900%, 8/15/2034	11,092
		17,080
	Metals & Mining — 0.1%
8,000	Nucor Corp., 3.125%, 4/01/2032	7,177
	Midstream — 0.2%
11,000	Enbridge, Inc., 5.625%, 4/05/2034	11,128
	Mortgage Related — 5.0%
20,227	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	16,806
13,202	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	11,471
3,104	Federal Home Loan Mortgage Corp., 3.500%, 8/01/2049	2,822
12,372	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	11,184
13,128	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	11,866
1,688	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,576
12,856	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	12,603
4,126	Federal National Mortgage Association, 2.000%, 9/01/2050	3,304
14,825	Federal National Mortgage Association, 2.000%, 7/01/2051	11,820
47,161	Federal National Mortgage Association, 2.000%, 8/01/2051	37,586
3,517	Federal National Mortgage Association, 2.500%, 8/01/2050	2,942
34,491	Federal National Mortgage Association, 2.500%, 2/01/2051	28,700
11,181	Federal National Mortgage Association, 2.500%, 9/01/2051	9,314
12,961	Federal National Mortgage Association, 2.500%, 2/01/2052	10,812
6,680	Federal National Mortgage Association, 2.500%, 4/01/2052	5,551
2,671	Federal National Mortgage Association, 3.000%, 4/01/2034	2,593
232	Federal National Mortgage Association, 3.000%, 6/01/2049	204
11,713	Federal National Mortgage Association, 3.000%, 12/01/2049	10,239
5,650	Federal National Mortgage Association, 3.000%, 6/01/2050	4,930
24,844	Federal National Mortgage Association, 3.000%, 5/01/2051	21,633
16,400	Federal National Mortgage Association, 3.000%, 4/01/2052	14,269
2,398	Federal National Mortgage Association, 3.500%, 6/01/2049	2,183
2,585	Federal National Mortgage Association, 3.500%, 7/01/2049	2,355

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$2,291	Federal National Mortgage Association, 3.500%, 8/01/2049	$2,084
4,736	Federal National Mortgage Association, 3.500%, 4/01/2052	4,281
16,357	Federal National Mortgage Association, 3.500%, 5/01/2052	14,787
204	Federal National Mortgage Association, 4.000%, 6/01/2049	192
1,474	Federal National Mortgage Association, 4.000%, 3/01/2050	1,386
4,240	Federal National Mortgage Association, 4.000%, 9/01/2052	3,959
18,131	Federal National Mortgage Association, 4.000%, 5/01/2053	16,912
402	Federal National Mortgage Association, 4.500%, 6/01/2048	391
1,506	Federal National Mortgage Association, 4.500%, 5/01/2049	1,462
8,783	Federal National Mortgage Association, 4.500%, 2/01/2053	8,416
14,627	Federal National Mortgage Association, 4.500%, 8/01/2053	13,995
11,257	Government National Mortgage Association, 3.000%, 6/20/2052	9,967
9,168	Government National Mortgage Association, 4.000%, 8/20/2053	8,562
8,966	Government National Mortgage Association, 5.000%, 7/20/2053	8,810
26,029	Government National Mortgage Association, 5.500%, 4/20/2053	26,100
		358,067
	Office REITs — 0.1%
7,000	Boston Properties LP, 2.750%, 10/01/2026	6,787
	Oil Field Services — 0.2%
7,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	6,854
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,769
		12,623
	Other REITs — 0.1%
7,000	Prologis LP, 1.250%, 10/15/2030	5,942
	Pharmaceuticals — 0.5%
16,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	14,187
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,336
7,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	6,773
5,000	Merck & Co., Inc., 1.450%, 6/24/2030	4,345
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,208
		34,849
	Property & Casualty Insurance — 0.2%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,597
8,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	7,113
		11,710
	Railroads — 0.4%
13,000	CSX Corp., 2.600%, 11/01/2026	12,673
23,000	Union Pacific Corp., 2.950%, 3/10/2052	14,530
		27,203
	Restaurants — 0.2%
14,000	Starbucks Corp., 2.250%, 3/12/2030	12,565
	Retail REITs — 0.1%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,321
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,878
		9,199
Principal Amount	Description	Value (†)
	Retailers — 0.5%
$5,000	Amazon.com, Inc., 3.875%, 8/22/2037	$4,506
16,000	Home Depot, Inc., 1.375%, 3/15/2031	13,436
17,000	TJX Cos., Inc., 1.150%, 5/15/2028	15,610
5,000	Walmart, Inc., 4.100%, 4/15/2033	4,877
		38,429
	Technology — 1.2%
12,000	Adobe, Inc., 2.300%, 2/01/2030	11,043
5,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	4,789
7,000	Intel Corp., 2.450%, 11/15/2029	6,304
13,000	International Business Machines Corp., 4.000%, 6/20/2042	10,600
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,615
12,000	Oracle Corp., 2.950%, 5/15/2025	11,991
16,000	QUALCOMM, Inc., 1.650%, 5/20/2032	13,126
7,000	QUALCOMM, Inc., 4.500%, 5/20/2052	5,796
12,000	Salesforce, Inc., 1.500%, 7/15/2028	11,110
6,000	Texas Instruments, Inc., 4.900%, 3/14/2033	6,077
		87,451
	Treasuries — 2.2%
22,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	10,702
14,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	10,252
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,371
33,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	24,548
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	13,511
23,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	17,118
11,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	10,186
51,000	U.S. Treasury Notes, 0.375%, 11/30/2025	49,912
14,000	U.S. Treasury Notes, 3.125%, 8/31/2027	13,853
		158,453
	Utility Other — 0.1%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,615
	Wireless — 0.2%
12,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,689
	Wirelines — 0.2%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,498
19,000	Verizon Communications, Inc., 2.650%, 11/20/2040	13,357
		16,855
	Total Bonds and Notes (Identified Cost $1,486,077)	1,403,581

Shares
Exchange-Traded Funds — 4.9%
4,139	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $328,837)	350,491

Mutual Funds — 7.0%
10,512	WCM Focused Emerging Markets Fund, Institutional Class	157,466
14,492	WCM Focused International Growth Fund, Institutional Class	347,956
	Total Mutual Funds (Identified Cost $542,772)	505,422

Shares	Description	Value (†)

Affiliated Mutual Funds — 32.7%
67,544	Loomis Sayles Inflation Protected Securities Fund, Class N	$659,234
59,614	Loomis Sayles Limited Term Government and Agency Fund, Class N	652,174
80,290	Mirova Global Green Bond Fund, Class N	697,716
26,610	Mirova International Megatrends Fund, Class N	345,936
	Total Affiliated Mutual Funds (Identified Cost $2,514,982)	2,355,060

Principal Amount
Short-Term Investments — 3.0%
$215,617	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $215,632 on 5/01/2025 collateralized by $10,800 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $14,473; $201,800 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $206,142 including accrued interest(c) (Identified Cost $215,617)	215,617
	Total Investments — 101.9% (Identified Cost $7,493,610)	7,336,801
	Other assets less liabilities — (1.9)%	(139,732)
	Net Assets — 100.0%	$7,197,069

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2025 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $18,602 or
0.3% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$829,324	$44,065	$227,417	$2,297	$10,965	$659,234	67,544	$7,057
Loomis Sayles Limited Term Government and Agency Fund, Class N	827,909	45,551	231,798	3,045	7,467	652,174	59,614	7,095

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$888,817	$54,234	$253,307	$5,157	$2,815	$697,716	80,290	$ —
Mirova International Megatrends Fund, Class N	420,748	29,857	115,419	4,792	5,958	345,936	26,610	—
	$2,966,798	$173,707	$827,941	$15,291	$27,205	$2,355,060	234,058	$14,152

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,506,630	$ —	$ —	$2,506,630
Bonds and Notes(a)	—	1,403,581	—	1,403,581
Exchange-Traded Funds	350,491	—	—	350,491
Mutual Funds	505,422	—	—	505,422
Affiliated Mutual Funds	2,355,060	—	—	2,355,060
Short-Term Investments	—	215,617	—	215,617
Total Investments	$5,717,603	$1,619,198	$—	$7,336,801

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	51.5%
Fixed Income	47.4
Short-Term Investments	3.0
Total Investments	101.9
Other assets less liabilities	(1.9)
Net Assets	100.0%